ACQUISTITIONS AND INVESTMENTS - Acquisitions Narrative (Details)					3 Months Ended		4 Months Ended	6 Months Ended	12 Months Ended
	Dec. 10, 2021 USD ($)	Sep. 21, 2021 installment	Sep. 07, 2021 USD ($) shares	Jun. 18, 2021 USD ($) installment shares	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 30, 2021	Jun. 24, 2021 USD ($)
Business Acquisition [Line Items]
Revenue of acquiree since acquisition date					$ 0
Deferred tax benefit									$ (5,748,105)	$ 0
Payments to acquire assets					782,500	$ 40,750			78,467	130,750
Goodwill					$ 12,788,671		$ 12,788,671	$ 12,788,671	12,788,671	$ 0
LINICO Corporation
Business Acquisition [Line Items]
Ownership %											90.00%
Quantum Generative Materials LLC | Fair Value, Measurements, Recurring
Business Acquisition [Line Items]
Derivative asset							$ 6,130,000	$ 6,130,000	$ 6,130,000			$ 530,000
Quantum Generative Materials LLC
Business Acquisition [Line Items]
Ownership %					48.19%		48.19%	48.19%	48.19%	0.00%
M C U
Business Acquisition [Line Items]
Ownership %					25.00%		25.00%	25.00%	25.00%	15.00%
M C U Philippines Inc
Business Acquisition [Line Items]
Ownership %					50.00%		50.00%	50.00%	50.00%	50.00%
Pelen LLC
Business Acquisition [Line Items]
Ownership %					25.00%		25.00%	25.00%	25.00%	25.00%
Plain Sight Innovations Corporation
Business Acquisition [Line Items]
Percentage of voting interests acquired			100.00%		100.00%		100.00%	100.00%	100.00%
Acquisition costs									$ 28,825
Revenue of acquiree since acquisition date							$ 0
Deferred tax benefit					$ 1,324,467				(1,303,969)
Goodwill			$ 10,586,396
Plain Sight Innovations Corporation | Restricted Stock
Business Acquisition [Line Items]
Issuance of common stock (in shares) | shares			8,500,000
Comstock shares of common stock issued			$ 14,952,806
Plain Sight Innovations Corporation | Restricted Stock | Vesting period one
Business Acquisition [Line Items]
Lockup provision for restricted shares percent			28.00%
Plain Sight Innovations Corporation | Restricted Stock | Vesting period two
Business Acquisition [Line Items]
Lockup provision for restricted shares percent			72.00%
Number of equal installments | installment		8
Lockup provision, shares released in each installment			9.00%
FLUX Photon Corporation
Business Acquisition [Line Items]
Maximum performance-based cash payments as percentage of future consolidated net cash flow			$ 18,000,000
Payments to acquire assets	$ 350,000
Intangible assets			$ 9,771,750
Performance-based cash payments as percentage of future consolidated net cash flow			20.00%
Asset acquisition contingent consideration liability							$ 17,650,000	$ 17,650,000	$ 17,650,000
Renewable Process Solutions, Inc.
Business Acquisition [Line Items]
Percentage of voting interests acquired				100.00%
Revenue of acquiree since acquisition date								983,380
Deferred tax benefit								$ 426,803
Accounts payable				$ 33,882
Goodwill				$ 2,202,275
Renewable Process Solutions, Inc. | Restricted Stock
Business Acquisition [Line Items]
Percentage of voting interests acquired				100.00%
Issuance of common stock (in shares) | shares				1,000,000
Comstock shares of common stock issued				$ 2,304,806
Renewable Process Solutions, Inc. | Restricted Stock | Vesting period one
Business Acquisition [Line Items]
Lockup provision period				180 days
Lockup provision for restricted shares percent				28.00%
Renewable Process Solutions, Inc. | Restricted Stock | Vesting period two
Business Acquisition [Line Items]
Lockup provision for restricted shares percent				72.00%
Number of equal installments | installment				8
Lockup provision, shares released in each installment				9.00%